Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss) [Abstract]
Schedule of changes in accumulated balances of other comprehensive income (loss)
	Unrealized Gains (losses) on marketable securities	Unrealized Gains (losses) on cash flow hedges	Foreign currency translation adjustment	Total
Year ended December 31, 2017:
Beginning balance	$(100)	$3	$15	$(82)
Other comprehensive income before reclassifications	104	436	271	811
Amounts reclassified from accumulated other comprehensive income (loss)	(34)	(394)	-	(428)

Net current period other comprehensive income	70	42	271	383

Ending Balance	$(30)	$45	$286	$301

	Unrealized Gains (losses) on marketable securities	Unrealized Gains (losses) on cash flow hedges	Foreign currency translation adjustment	Total
Year ended December 31, 2016:
Beginning balance	$(227)	$(28)	$(28)	$(283)
Other comprehensive income before reclassifications	133	97	43	273
Amounts reclassified from accumulated other comprehensive income (loss)	(6)	(66)	-	(72)

Net current period other comprehensive income	127	31	43	201

Ending Balance	$(100)	$3	$15	$(82)